SHARE CAPITAL AND RESERVES (Details - Broker warrants activity) - Broker Warrants [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance | shares	22,253	47,945	52,440
Weighted average exercise price, beginning balance | $ / shares	$ 0.99	$ 1.14	$ 1.39
Warrant Granted | shares	284,095	0	22,253
Weighted average exercise price, Granted | $ / shares	$ 0.94	$ 0.00	$ 0.99
Warrant Expired | shares	(22,253)	(25,692)	(26,748)
Weighted average exercise price, expired | $ / shares	$ 0.99	$ 1.29	$ 1.19
Number of warrants outstanding, ending balance | shares	284,095	22,253	47,945
Weighted Average exercise price, ending balance | $ / shares	$ 0.94	$ 0.99	$ 1.14